UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-6411

Exact name of registrant as specified in charter:      Voyageur Investment Trust

Address of principal executive offices:                2005 Market Street

                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.

                                                       2005 Market Street

                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              May 31, 2006

Item 1. Schedule of Investments (Unaudited)


Delaware Tax-Free Florida Insured Fund
______________________________________

May 31, 2006

                                                                                                          Principal       Market
                                                                                                          Amount          Value

Municipal Bonds- 99.75%

Education Revenue Bonds - 5.23%
Broward County Educational Facilities Authority Revenue (Nova Southeastern
     University) 5.25% 4/1/27 (RADIAN)                                                                    $1,000,000    $1,033,890
Miami-Dade County Educational Facilities Authority (University of Miami) Series A
     5.75% 4/1/29 (AMBAC)                                                                                  2,000,000     2,146,940
University of Central Florida Athletics Association Certificates of Participation Series A
     5.25% 10/1/34 (FGIC)                                                                                  2,000,000     2,098,480
                                                                                                                         _________

                                                                                                                         5,279,310
                                                                                                                         _________
Electric Revenue Bonds - 3.24%
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)                    2,000,000     2,059,460
Ocala Utility System Revenue Series B 5.25% 10/1/25 (FGIC)                                                 1,125,000     1,206,833
                                                                                                                         _________

                                                                                                                         3,266,293
                                                                                                                         _________
Health Care Revenue Bonds - 15.42%
Escambia County Health Facilities Authority (Florida Health Care Facilities - VHA
     Program) 5.95% 7/1/20 (AMBAC)                                                                           560,000       587,647
Highlands County Health Facilities Authority (Adventist Health System) Series C
     5.25% 11/15/36                                                                                        1,000,000     1,036,210
Indian River County Hospital District (Indian River Memorial Hospital) 6.10% 10/1/18 (FSA)                 3,000,000     3,081,330
Miami-Dade County Public Facilities Revenue (Jackson Health Systems) Series A
     5.00% 6/1/35 (MBIA)                                                                                   1,500,000     1,539,360
North Miami Health Facilities Authority (Catholic Health Services) (LOC Suntrust
     Bank-Miami) 6.00% 8/15/16                                                                               500,000       511,350
Orange County Health Facilities Authority Revenue (Adventist Health System) 5.625% 11/15/32                1,000,000     1,057,520
Palm Beach County Health Facilities Authority Revenue (Boca Raton Community
     Hospital) 5.625% 12/1/31                                                                              2,000,000     2,069,200
South Broward Hospital District Revenue (Memorial Health Care System) 5.625% 5/1/32                        3,000,000     3,175,740
Tallahassee Health Facilities (Tallahassee Memorial Regional Medical Center) Series B
     6.00% 12/1/15 (MBIA)                                                                                  2,500,000     2,504,250
                                                                                                                         _________

                                                                                                                        15,562,607
                                                                                                                        __________
Housing Revenue Bonds - 18.90%
Florida Housing Finance Agency
     (Crossings Indian Run Apartments HUD) Series V 6.10% 12/1/26 (AMBAC) (AMT)                              750,000       768,540
     (Landings at Sea Forest Apartments) Series T
     5.85% 12/1/18 (AMBAC) (FHA) (AMT)                                                                       380,000       388,121
     6.05% 12/1/36 (AMBAC) (FHA) (AMT)                                                                       700,000       714,749
     (Leigh Meadows Apartments HUD) Series N
     6.20% 9/1/26 (AMBAC) (AMT)                                                                            2,765,000     2,826,936
     6.30% 9/1/36 (AMBAC) (AMT)                                                                            2,000,000     2,044,640
     (Mariner Club Apartments) Series K-1
     6.25% 9/1/26 (AMBAC) (AMT)                                                                            2,000,000     2,045,000
     6.375% 9/1/36 (AMBAC) (AMT)                                                                           3,500,000     3,578,679
     (Riverfront Apartments Section 8 HUD) Series A 6.25% 4/1/37 (AMBAC) (AMT)                             1,000,000     1,028,650
     (Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)                                   500,000       510,440
     (The Vineyards Project) Series H 6.40% 11/1/15                                                          500,000       511,065
     (Woodbridge Apartments) Series L
     6.15% 12/1/26 (AMBAC) (AMT)                                                                           1,750,000     1,793,610
     6.25% 6/1/36 (AMBAC) (AMT)                                                                            2,000,000     2,049,580
Orange County Florida Housing Finance Authority Homeowner Revenue Series B 5.25%
     3/1/33 (GNMA) (FNMA) (AMT)                                                                              295,000       298,655
Volusia County Multifamily Housing Finance Authority (San Marco Apartments) Series A
     5.60% 1/1/44 (FSA) (AMT)                                                                                500,000       511,730
                                                                                                                           _______

                                                                                                                        19,070,395
                                                                                                                        __________
Lease Revenue Bonds - 9.99%
Florida Municipal Loan Council Revenue Series B 5.00% 11/1/29 (MBIA)                                       1,000,000     1,032,180
Lake County Florida School Board 5.00% 6/1/30 (AMBAC)                                                      1,750,000     1,797,863
Osceola County School Board Series A 5.25% 6/1/27 (AMBAC)                                                  4,000,000     4,214,000
Pasco County Florida School Board Series A 5.00% 8/1/30 (AMBAC)                                            1,000,000     1,029,200

Puerto Rico Public Buildings Authority Revenue (Government Facilities)
     Series F 5.25% 7/1/25                                                                                   930,000       981,280
St. Augustine Capital Improvement Revenue 5.00% 10/1/34 (AMBAC)                                            1,000,000     1,029,950
                                                                                                                         _________

                                                                                                                        10,084,473
                                                                                                                        __________
Local General Obligation Bonds - 2.15%
Enterprise Community Development District Special Assessment 6.10% 5/1/16 (MBIA)                             695,000       696,355
Hollywood Community Redevelopment Agency 5.625% 3/1/24                                                     1,200,000     1,263,180
Julington Creek Plantation Community Development District Special Assessment
     5.00% 5/1/29 (MBIA)                                                                                     200,000       204,984
                                                                                                                           _______

                                                                                                                         2,164,519
                                                                                                                         _________
$ Pre-Refunded Bonds - 20.58%
Florida Housing Finance Agency (Sterling Palms Apartments) Series D-1
     6.30% 12/1/16-06 (AMBAC) (AMT)                                                                          895,000       913,562
     6.40% 12/1/26-06 (AMBAC) (AMT)                                                                        1,500,000     1,531,920
     6.50% 6/1/36-06 (AMBAC) (AMT)                                                                         6,540,000     6,676,555
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt) Series A
     6.00% 11/15/31-11                                                                                     1,500,000     1,667,925
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30-10 (MBIA) (AMT)                                    205,000       219,161
Lee County Florida Airport Revenue Series B 5.75% 10/1/33-10 (FSA)                                         3,000,000     3,266,430
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
     Series D 5.25% 7/1/38-12                                                                              3,000,000     3,228,270
     Series J 5.50% 7/1/22-14                                                                              1,000,000     1,098,710
Tampa Utilities Tax Revenue Series A
     6.00% 10/1/17-09 (AMBAC)                                                                              1,000,000     1,080,460
     6.125% 10/1/18-09 (AMBAC)                                                                             1,000,000     1,084,350
                                                                                                                         _________

                                                                                                                        20,767,343
                                                                                                                        __________
Special Tax Bonds - 16.55%
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14 (FGIC)                            1,000,000     1,091,420
Florida State Department of Transportation 5.00% 7/1/31 (FGIC)                                             1,875,000     1,927,238
Jacksonville Excise Taxes Revenue Series B
     5.00% 10/1/26 (AMBAC)                                                                                 1,000,000     1,028,060
     5.125% 10/1/32 (FGIC)                                                                                 1,000,000     1,032,380
& Palm Beach County Florida Criminal Justice Facilities Revenue Inverse Floater 7.72%
     6/1/12 (FGIC)                                                                                         7,500,000     9,039,225
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
     Series G 5.00% 7/1/42                                                                                   800,000       797,312
     Series K 5.00% 7/1/35                                                                                 1,000,000     1,000,680
^ Puerto Rico Commonwealth Infrastructure Financing Authority Series A 4.60% 7/1/30 (FGIC)                 2,500,000       788,350
                                                                                                                        __________

                                                                                                                        16,704,665
                                                                                                                        __________
State General Obligation Bonds - 2.77%
Puerto Rico Commonwealth Public Improvement Series A 5.50% 7/1/19 (MBIA)                                   2,500,000     2,799,025
                                                                                                                         _________

                                                                                                                         2,799,025
                                                                                                                         _________
Transportation Revenue Bonds - 1.82%
Jacksonville Port Authority Seaport Revenue 5.70% 11/1/30 (MBIA) (AMT)                                       295,000      312,476
Miami-Dade County Aviation Revenue (Miami International Airport) Series B
     5.00% 10/1/37 (FGIC)                                                                                  1,000,000     1,021,320
Miami-Dade County Aviation Revenue Series A 5.00% 10/1/33 (FSA) (AMT)                                        500,000       504,965
                                                                                                                           _______

                                                                                                                         1,838,761
                                                                                                                         _________
Water & Sewer Revenue Bonds - 3.10%
Tampa Water and Sewer Revenue 6.00% 10/1/16 (FSA)                                                          1,000,000     1,153,200
Village Center Community Development District Utility Revenue 5.00% 10/1/36 (MBIA)                           500,000       513,160
Winter Haven Utilities Systems Revenue Refunding & Improvement 5.00% 10/1/30 (MBIA)                        1,415,000     1,465,615
                                                                                                                         _________

                                                                                                                         3,131,975
                                                                                                                         _________

Total Municipal Bonds (cost $96,598,046)                                                                               100,669,366
                                                                                                                       ___________
Total Market Value of Securities - 99.75%
     (cost $96,598,046)                                                                                                100,669,366

Receivables and Other Assets Net of Liabilities (See Notes) - 0.25%                                                        251,844
                                                                                                                           _______

Net Assets Applicable to 9,134,730 Shares Outstanding - 100.00%                                                       $100,921,210
                                                                                                                      ____________



   & An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2006. See Note 3 in "Notes."

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
     maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

   ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
HUD - Housing and Urban Development
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Investments Municipal Trust (formerly Voyageur Investment Trust) - Delaware Tax-Free Florida Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments (R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                          $ 96,598,046
                                             ____________

Aggregate unrealized appreciation               4,311,603
Aggregate unrealized depreciation                (240,283)
                                             ____________

Net unrealized appreciation                  $  4,071,320
                                             ____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $690,257 may be carried forward and applied against future capital gains. The capital loss carryforwards expires in 2008.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free Missouri Insured Fund
_______________________________________

May 31, 2006

                                                                                                          Principal       Market
                                                                                                          Amount          Value
Municipal Bonds- 94.33%

Corporate Revenue Bonds - 2.12%
Missouri State Development Finance Board Infrastructure Facilities (Triumph Foods
     Project) Series A 5.25% 3/1/25                                                                         $500,000      $512,235
Sugar Creek Industrial Development Revenue (Lafarge North America Project)
     Series A 5.65% 6/1/37 (AMT)                                                                             500,000       516,885
                                                                                                                           _______

                                                                                                                         1,029,120
                                                                                                                         _________
Education Revenue Bonds - 3.16%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
     (University of Health Sciences) 5.00% 6/1/31 (MBIA)                                                   1,000,000     1,019,700
University of the Virgin Islands Series A 5.375% 6/1/34                                                      500,000       516,945
                                                                                                                           _______

                                                                                                                         1,536,645
                                                                                                                         _________
Electric Revenue Bonds - 16.06%
Missouri Joint Municipal Electric Utility Commission (Plum Point Project)
     5.00% 1/1/34 (MBIA)                                                                                   1,000,000     1,032,640
Missouri State Environmental Improvement & Energy Resource Authority Pollution
     Control Revenue Refunding (St. Joseph Light & Power Company Project)
     5.85% 2/1/13 (AMBAC)                                                                                  2,200,000     2,225,652
Puerto Rico Electric Power Authority Power Revenue
     Series NN 5.125% 7/1/29                                                                                 400,000       406,992
     Series PP 5.00% 7/1/25 (FGIC)                                                                         1,000,000     1,040,750
& Puerto Rico Electric Power Authority Power Revenue, Inverse Floater ROLs
     5.355% 7/1/19 (FSA)                                                                                   1,925,000     1,968,524
Sikeston Electric Revenue Refunding 6.00% 6/1/13 (MBIA)                                                    1,000,000     1,126,260
                                                                                                                         _________

                                                                                                                         7,800,818
                                                                                                                         _________
Escrowed to Maturity Bonds - 4.30%
Cape Girardeau County Industrial Development Authority Health Care Facilities
     Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                               440,000       473,981
^ Greene County Single Family Mortgage Revenue Municipal Multiplier (Private Mortgage
     Insurance) 6.10% 3/1/16                                                                               1,225,000       800,391
Liberty Sewer System Revenue 6.00% 2/1/08 (MBIA)                                                             260,000       265,686
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
     Refunding (SSM Health Care) Series AA 6.40% 6/1/10 (MBIA)                                               500,000       547,530
                                                                                                                           _______

                                                                                                                         2,087,588
                                                                                                                         _________
Heath Care Revenue Bonds - 6.92%
Cape Girardeau County Industrial Development Authority Health Care Facilities
     Revenue Unrefunded Balance
     (Southeast Missouri Hospital) 5.25% 6/1/16 (MBIA)                                                       560,000       594,311
     (St. Francis Medical Center) Series A 5.50% 6/1/32                                                    1,000,000     1,045,800
Joplin Industrial Development Authority Health Facilities Revenue (Freeman Health
     System Project)                                                                                         255,000       258,376
     5.375% 2/15/35
     5.75% 2/15/35                                                                                           405,000       426,955
Missouri State Health & Educational Facilities Authority Health Facilities Revenue
     Refunding (Lake Regional Health System Project) 5.70% 2/15/34                                           500,000       522,050
North Kansas City Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)                                    500,000       514,875
                                                                                                                           _______

                                                                                                                         3,362,367
                                                                                                                         _________
Housing Revenue Bonds - 7.57%
Missouri State Housing Development Commission Mortgage Revenue Series C
     7.45% 9/1/27 (GNMA) (FNMA) (AMT)                                                                        115,000       115,982
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
     Loan A 7.20% 9/1/26 (GNMA) (FNMA) (AMT)                                                                  95,000        97,616
     Loan B 7.55% 9/1/27 (GNMA) (FNMA) (AMT)                                                                  30,000        30,260
     Loan C 7.25% 9/1/26 (GNMA) (FNMA) (AMT)                                                                 115,000       115,902
Missouri State Housing Development Commission Mortgage Revenue Single Family Homeowner
     Loan Program Series A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)                                                  300,000       303,531
Missouri State Housing Development Commission Multifamily Housing
     Hyder Series 3 5.60% 7/1/34 (FHA) (AMT)                                                               1,435,000     1,482,915

     San Remo Series 5 5.45% 1/1/36 (FHA) (AMT)                                                              500,000       512,085
St. Louis County Industrial Development Authority Housing Development Revenue Refunding
     (Southfield & Oak Forest Apartment-A) 5.20% 1/20/36 (GNMA)                                            1,000,000     1,020,070
                                                                                                                         _________

                                                                                                                         3,678,361
                                                                                                                         _________
Lease Revenue Bonds - 14.48%
Chesterfield Certificates of Participation 5.00% 12/1/24 (FGIC)                                            1,000,000     1,040,270
Missouri State Development Finance Board Infrastructure Facilities Revenue
     (Branson Landing Project) Series A                                                                      435,000       447,210
     5.25% 12/1/19
     5.50% 12/1/24                                                                                           500,000       521,205
     (Crackerneck Creek Project) Series C 5.00% 3/1/26                                                       500,000       504,215
     (Hartman Heritage Center Phase II) 5.00% 4/1/21 (AMBAC)                                                 335,000       347,439
St. Charles County Public Water Supply District #2 Certificates of Participation
     (Missouri Project)
     Series A 5.25% 12/1/28 (MBIA)                                                                         1,000,000     1,051,190
     Series B 5.10% 12/1/25 (MBIA)                                                                           500,000       514,935
St. Louis College District Leasehold Revenue 5.00% 3/1/23 (AMBAC)                                          1,000,000     1,042,010
^ St. Louis Industrial Development Authority Leasehold Revenue (Convention Center
     Hotel) 5.80% 7/15/20 (AMBAC)                                                                          3,035,000     1,563,996
                                                                                                                         _________

                                                                                                                         7,032,470
                                                                                                                         _________
Local General Obligation Bonds - 12.52%
Camdenton Reorganized School District R-III Camden County Refunding &
     Improvement 5.25% 3/1/24 (FSA)                                                                        1,000,000     1,071,990
Des Peres Refunding 5.375% 2/1/20 (AMBAC)                                                                  1,000,000     1,084,940
Jackson County Special Obligation 5.50% 12/1/17 (MBIA)                                                       845,000       916,673
Springfield School District No R-12 (Direct Deposit Project) 5.00% 3/1/26 (FSA)                            1,000,000     1,044,260
^ St. Charles County Francis Howell School District (Capital Appreciation Direct
     Deposit Project) 5.15% 3/1/17 (FGIC)                                                                  1,500,000       925,485
Taney County Reorganization School District R-V Hollister School District
     5.00% 3/1/22 (FSA)                                                                                    1,000,000     1,037,310
                                                                                                                         _________

                                                                                                                         6,080,658
                                                                                                                         _________
$ Pre-Refunded Bonds - 6.51%
Greene County Reorganization School District R8 (Direct Deposit Project)
     5.10% 3/1/22-12 (FSA)                                                                                 1,500,000     1,571,431
Liberty Sewer System Revenue 6.15% 2/1/15-09 (MBIA)                                                        1,500,000     1,593,285
                                                                                                                         _________

                                                                                                                         3,164,716
                                                                                                                         _________
Special Tax Bonds- 8.43%
Bi-State Development Agency Illinois Metropolitan District (Metrolink Cross County
     Project) Series B 5.00% 10/1/32 (FSA)                                                                 2,000,000     2,058,600
Jackson County Special Obligation 5.00% 12/1/27 (MBIA)                                                     1,000,000     1,028,190
Puerto Rico Commonwealth Highway & Transportation Authority Transportation
     Revenue Series A 4.75% 7/1/38 (MBIA)                                                                  1,000,000     1,008,670
                                                                                                                         _________

                                                                                                                         4,095,460
                                                                                                                         _________
State General Obligation Bonds - 2.59%
Puerto Rico Commonwealth Improvement
     5.25% 7/1/27 (FSA)                                                                                      705,000       740,849
     Series A 5.25% 7/1/23                                                                                   500,000       517,955
                                                                                                                           _______

                                                                                                                         1,258,804
                                                                                                                         _________
Transportation Revenue Bonds - 3.58%
St. Louis Airport (Capital Improvement Project) Series A 5.375% 7/1/21 (MBIA)                              1,635,000     1,737,138
                                                                                                                         _________

                                                                                                                         1,737,138
                                                                                                                         _________
Water & Sewer Revenue Bonds - 6.09%
Metropolitan St. Louis Sewer District Wastewater Revenue Series A 5.00% 5/1/34 (MBIA)                      1,250,000     1,286,575
Missouri State Development Finance Board Infrastructure Facilities Revenue (Sewer
     System Improvement Project) Series C 5.00% 3/1/25                                                       605,000       611,964
Missouri State Environmental Improvement & Energy Resource Authority Water
     Pollution Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A
     6.05% 7/1/16 (FSA)                                                                                    1,060,000     1,062,003
                                                                                                                         _________
                                                                                                                         2,960,542
                                                                                                                         _________

Total Municipal Bonds (cost $44,137,871)                                                                                45,824,687
                                                                                                                        __________

                                                                                                            Number
                                                                                                            of Shares
Short-Term Investments - 4.33%

Money Market- 0.21%
Dreyfus Tax-Exempt Cash Management Fund                                                                      102,866       102,866
                                                                                                                           102,866

                                                                                                           Principal
                                                                                                           Amount

~ Variable Rate Demand Notes - 4.12%
Kansas City Municipal Assistance Revenue Leasehold Series A 3.21% 4/15/34 (AMBAC)                         $2,000,000     2,000,000
                                                                                                                         _________

                                                                                                                         2,000,000
                                                                                                                         _________

Total Short-Term Investments (cost $2,102,866)                                                                           2,102,886
                                                                                                                         _________

Total Market Value of Securities - 98.66%
     (cost $46,240,737)                                                                                                 47,927,553
Receivables and Other Assets Net of Liabilities (See Notes) - 1.34%                                                        650,227
                                                                                                                         _________

Net Assets Applicable to 4,617,667 Shares Outstanding - 100.00%                                                        $48,577,780
                                                                                                                         _________

   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

   ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

   & An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2006. See Note 3 in "Notes."

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by the Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long
________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Missouri Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset values. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments (R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                           $46,240,737
                                              ___________

Aggregate unrealized appreciation               1,787,534
Aggregate unrealized depreciation                (100,718)
                                              ___________

Net unrealized appreciation                   $ 1,686,816
                                              ___________


For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $32,473 may be carried forward and applied against future capital gains. The capital loss carryforwards expires in 2008.



3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days of the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Other Fund Information

On June 29, 2006, shareholders of the Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund approved the reorganization of the funds into the Delaware Tax Free USA Fund. The reorganization took place on July 14, 2006. Upon the effectiveness of the reorganization, the Delaware Tax-Free Missouri Insured Fund and the Delaware tax-Free Oregon Insured Fund ceased to exist and accordingly, are not able to accept purchases (including reinvested dividends and capital gains).

Schedule of Investments (Unaudited)

Delaware Tax-Free Oregon Insured Fund
_____________________________________

May 31, 2006

                                                                                                          Principal       Market
                                                                                                           Amount          Value

Municipal Bonds - 99.36%

Corporate Revenue Bonds - 1.50%
~ Port Morrow Pollution Control Revenue (Portland General Electric Co.) Series A 5.20% 5/1/33               $600,000      $615,510
                                                                                                                          ________

                                                                                                                           615,510
                                                                                                                           _______
Education Revenue Bonds - 16.75%
Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A
     5.00% 7/1/32 (MBIA)                                                                                   2,000,000     2,053,500
     ^ 5.50% 7/1/21 (MBIA)                                                                                 2,000,000       988,080
Oregon State Facilities Authority Revenue
     (College Housing Northwest Project) Series A 5.45% 10/1/32                                            1,000,000     1,018,970
     (College Independent Student Housing Project) Series A 5.25% 7/1/30 (XLCA)                              630,000       662,250
     (Linfield College Project) Series A 5.00% 10/1/30                                                       600,000       606,564
     (Willamette University Project) Series A
     5.00% 10/1/34 (FGIC)                                                                                  1,000,000     1,031,910
     5.125% 10/1/25 (FGIC)                                                                                   500,000       527,785
                                                                                                                           _______

                                                                                                                         6,889,059
                                                                                                                         _________
Electric Revenue Bonds - 8.15%
Emerald Peoples Utilities District Series A 5.25% 11/1/22 (FSA)                                              750,000       799,710
& Puerto Rico Electric Power Authority Power Revenue Inverse Floater ROLs 5.355% 7/1/19 (FSA)              1,500,000     1,533,915
Puerto Rico Electric Power Authority Power Revenue Series NN 5.125% 7/1/29                                 1,000,000     1,017,480
                                                                                                                         _________

                                                                                                                         3,351,105
                                                                                                                         _________
Escrowed to Maturity Bonds - 2.60%
Umatilla County Hospital Facility Authority Revenue (Catholic Health Initiatives)
     Series A 5.50% 3/1/32                                                                                 1,000,000     1,069,680
                                                                                                                         _________

                                                                                                                         1,069,680
                                                                                                                         _________
Health Care Revenue Bonds - 1.28%
Multnomah County Hospital Facilities Authority Revenue (Providence Health System) 5.25% 10/1/22              500,000       528,280
                                                                                                                           _______

                                                                                                                           528,280
                                                                                                                           _______
Housing Revenue Bonds - 5.62%
Oregon Health, Housing, Educational, & Cultural Facilities Authority (Pier Park Project)
     Series A 6.05% 4/1/18 (GNMA) (AMT)                                                                    1,095,000     1,096,960
Oregon State Housing & Community Services Department Mortgage Revenue
     Single Family Mortgage Program Series R 5.375% 7/1/32 (AMT)                                           1,195,000     1,213,499
                                                                                                                         _________

                                                                                                                         2,310,459
                                                                                                                         _________
Lease Revenue Bonds - 7.66%
Oregon State Department of Administrative Services Certificates of Participation Refunding
     Series A 5.00% 5/1/30 (FSA)                                                                             500,000       514,290
     Series B 5.00% 11/1/30 (FGIC)                                                                           500,000       514,935
     Series C 5.25% 11/1/15 (MBIA)                                                                         1,000,000     1,065,790
~ Puerto Rico Public Buildings Authority Revenue (Government Facilities)
     Series J 5.00% 7/1/36 (AMBAC)                                                                         1,000,000     1,057,090
                                                                                                                         _________

                                                                                                                         3,152,105
                                                                                                                         _________
Local General Obligation Bonds - 17.33%
Benton & Linn Counties School District #509J Corvallis 5.00% 6/1/21 (FSA)                                  1,000,000     1,041,010
Clackamas County School District
     No. 12 (North Clackamas) 5.00% 6/15/16 (FSA)                                                          1,000,000     1,072,250
     No. 86 (Canby) 5.00% 6/15/25 (FSA)                                                                      500,000       522,355
Deschutes County Refunding 5.00% 12/1/16 (FSA)                                                               500,000       527,845
Jefferson County School District #509J 5.00% 6/15/22 (FGIC)                                                  500,000       519,000
Lane County School District #19 (Springfield) Refunding 6.00% 10/15/14 (FGIC)                                500,000       569,875
Lincoln County School District 5.25% 6/15/12 (FGIC)                                                          700,000       728,042
Portland River District Urban Renewal & Redevelopment Interstate Corridor Series A
     5.00% 6/15/23 (AMBAC)                                                                                   250,000       259,680
Southwestern Oregon Community College District 5.00% 6/1/28 (MBIA)                                         1,100,000     1,150,523
Treasure Valley Community College District 5.00% 6/1/35 (AMBAC)                                              620,000       645,761
^ Umatilla County School District #6 R Umatilla Refunding 5.50% 12/15/22 (AMBAC)                             200,000        92,608
                                                                                                                            ______

                                                                                                                         7,128,949
                                                                                                                         _________

$ Pre-Refunded Bonds - 25.23%
Chemeketa County Community College District 5.80% 6/1/12-06 (FGIC)                                         1,500,000     1,500,000
Deschutes County Administrative School District #1 Series A 5.125% 6/15/21-11 (FSA)                        1,000,000     1,062,440
Deschutes County Hospital Facilities Authority Hospital Revenue (Cascade Health Services)
     5.60% 1/1/32-12                                                                                       1,250,000     1,355,975
Jackson County School District #6 Central Point 5.25% 6/15/20-10 (FGIC)                                    1,175,000     1,242,140
Linn County Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)                                   2,000,000     2,211,000
North Unit Irrigation District 5.75% 6/1/16-06 (MBIA)                                                      1,000,000     1,000,000
Oregon State Department of Administrative Services Certificates of Participation Series A
     5.80% 5/1/24-07 (AMBAC)                                                                               1,000,000     1,029,640
Puerto Rico Commonwealth Public Improvement 5.125% 7/1/30-11 (FSA)                                           920,000       979,993
                                                                                                                           _______

                                                                                                                        10,381,188
                                                                                                                        __________
Special Tax Revenue Bonds - 1.28%
Oregon State Department of Administrative Services Lottery Revenue Refunding
     Series A 5.00% 4/1/18 (FSA)                                                                             500,000       525,925
                                                                                                                           _______

                                                                                                                           525,925
                                                                                                                           _______
State General Obligation Bonds - 4.89%
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance)
     5.125% 7/1/30 (FSA)                                                                                     965,000     1,003,339
     Series A 5.125% 7/1/31                                                                                1,000,000     1,007,740
                                                                                                                         _________

                                                                                                                         2,011,079
                                                                                                                         _________
Transportation Revenue Bonds - 3.72%
Portland Airport Revenue (Portland International Airport) Series 11 5.625% 7/1/26 (FGIC) (AMT)             1,500,000     1,531,695
                                                                                                                         _________

                                                                                                                         1,531,695
                                                                                                                         _________
Water & Sewer Revenue Bonds - 3.35%
Portland Sewer Systems Revenue (Second Lien)
     Series A 5.00% 6/1/23 (FSA)                                                                             325,000       337,532
     Series B 5.00% 6/15/27 (MBIA)                                                                         1,000,000     1,042,480
                                                                                                                         _________

                                                                                                                         1,380,012
                                                                                                                         _________

Total Municipal Bonds (cost $39,392,858)                                                                                40,875,046
                                                                                                                        __________
Total Market Value of Securities - 99.36%
     (cost $39,392,858)                                                                                                 40,875,046

Receivables and Other Assets Net of Liabilities (See Notes) - 0.64%                                                        264,643
                                                                                                                           _______

Net Assets Applicable to 3,971,821 Shares Outstanding - 100.00%                                                        $41,139,689
                                                                                                                       ___________


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Options Long
XLCA - Insured by XL Capital Assurance


   ~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

   ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

   & An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2006. See Note 3 in "Notes."

   $ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Investment Trust
- Delaware Tax-Free Oregon Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments (R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:



Cost of investments                           $39,392,858
                                              ___________

Aggregate unrealized appreciation               1,577,196
Aggregate unrealized depreciation                 (95,008)
                                              ___________

Net unrealized appreciation                   $ 1,482,188
                                              ___________


For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $189,531 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $110,608 expires in 2009 and $78,923 expires in 2010.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days of the issuance of the refunding issue is know as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Other Fund Information

On June 29, 2006, shareholders of the Delaware Tax-Free Missouri Insured Fund and the Delaware Tax-Free Oregon Insured Fund approved the reorganization of the funds into the Delaware Tax Free USA Fund. The reorganization took place on July 14, 2006. Upon the effectiveness of the reorganization, the Delaware Tax-Free Missouri Insured Fund and the Delaware tax-Free Oregon Insured Fund ceased to exist and accordingly, are not able to accept purchases (including reinvested dividends and capital gains).

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange
                                                                     Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                 CERTIFICATION
                                 _____________

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

                                 CERTIFICATION
                                 _____________


I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Investment Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006

                                   SIGNATURES
                                   __________



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Voyageur Investment Trust


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


Michael P. Bishof
_____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006